Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial risk management
Schedule of interest bearing financial liabilities

At December 31, the Company’s interest-bearing financial liabilities were as follows:

	2018
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	141,012	141,012
Obligations under finance leases	—	66,471	66,471
Debt instruments	352,595	—	352,595
Other financial liabilities (*)	61,849	—	61,849
	414,444	207,483	621,927

(*)  Other financial liabilities comprise loans from government agencies and exclude derivative financial instruments (see Note 19).

	2017
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	1,003	1,003
Obligations under finance leases	—	82,633	82,633
Debt instruments	350,270	—	350,270
Other financial liabilities (*)	86,238	13,153	99,391
	436,508	96,789	533,297

(*)  Other financial liabilities comprise loans from government agencies and exclude derivative financial instruments (see Note 19).

Schedule of undiscounted cash flow maturities

	2018
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	8,191	—	132,821	—	141,012
Finance leases	12,999	13,817	39,655	—	66,471
Debt instruments	32,813	32,813	399,219	—	464,845
Financial loans from government agencies	58,758	6,996	1,822	507	68,083
Derivative financial instruments	(491)	(939)	7,559	—	6,129
Payables to related parties	11,128	—	—	—	11,128
Payable to non-current asset suppliers	11,648	99	—	—	11,747
Contingent consideration	3,103	6,193	18,530	12,758	40,584
Trade and other payables	256,823	—	—	—	256,823
	394,972	58,979	599,606	13,265	1,066,822

	2017
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	1,003	—	—	—	1,003
Finance leases	15,379	15,504	58,225	—	89,108
Debt instruments	32,813	32,813	432,031	—	497,656
Financial loans from government agencies	88,127	2,362	2,349	1,056	93,894
Derivative financial instruments	595	203	18,108	—	18,906
Payables to related parties	12,973	—	—	—	12,973
Payable to non-current asset suppliers	5,411	—	—	—	5,411
Trade and other payables	192,859	—	—	—	192,859
	349,160	50,882	510,713	1,056	911,810

Schedule of gross inflows and outflows by instrument maturity

	2018
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Inflows	18,047	18,047	219,570		255,664
Outflows	(17,556)	(17,108)	(227,129)		(261,793)
Net cash flow	491	939	(7,559)	—	(6,129)

Discounted at the applicable interbank rates	82	52	(23,597)	—	(23,463)

	2017
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Inflows	18,198	17,996	237,526	—	273,720
Outflows	(18,793)	(18,199)	(255,634)	—	(292,626)
Net cash flow	(595)	(203)	(18,108)	—	(18,906)

Discounted at the applicable interbank rates	(995)	(985)	(36,060)	—	(38,040)

Schedule of changes in liabilities arising from financing activities

	January 1, 2018	Reclassification of business held for sale (*)	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Other changes	December 31, 2017
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	1,003	—	140,781	(772)	—	—	141,012
Obligations under finance leases	82,633	—	(12,948)	(3,214)	—	—	66,471
Debt instruments	350,270	—	—	—	—	2,324	352,594
Financial loans from government agencies (Note 19)	99,391	—	(33,096)	(4,446)	—	—	61,849
Derivative financial instruments (Note 19)	38,040	—	—	(1,677)	(12,841)	(59)	23,463
Total liabilities from financing activities	571,337	—	94,737	(10,109)	(12,841)	2,265	645,389
Dividends paid			(20,642)
Proceeds from stock option exercises			240
Other amounts paid due to financing activities			(932)
Payments to acquire or redeem own shares			(20,100)
Net cash (used) by financing activities			53,303

	January 1, 2017	Reclassification of business held for sale (*)	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Other changes	December 31, 2017
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	421,291	—	(426,641)	1,916	—	4,437	1,003
Obligations under finance leases	5,237	81,383	(14,610)	10,623	—	—	82,633
Debt instruments	—	—	337,383	—	—	12,887	350,270
Financial loans from government agencies (Note 19)	87,360	—	—	12,031	—	—	99,391
Derivative financial instruments (Note 19)	699	5,576	—	1,971	31,614	(1,820)	38,040
Total liabilities from financing activities	514,587	86,959	(103,868)	26,541	31,614	15,504	571,337
Proceeds from stock option exercises			180
Other amounts paid due to financing activities			(9,709)
Net cash (used) by financing activities			(113,397)

(*)  Liabilities associated with the Spanish energy business were separately presented in the consolidated statement of financial position at December 31, 2016, as part of a disposal group held for sale. The business ceased to be classified as held for sale during the year ended December 31, 2017 (see Note 29)